New Accounting Pronouncements	3 Months Ended
Mar. 31, 2018
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements

Note 4 -NEW ACCOUNTING PRONOUNCEMENTS

New Accounting Pronouncements Implemented in 2018 Statement of Cash Flows. In January 2018, the Company adopted Accounting Standards Update (“ASU”) No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments,” otherwise referred as “ASU 2016-15.” ASU 2016-15 amends the guidance of Accounting Standards Codification (“ASC”) Topic 230 on the classification of certain cash receipts and payments in the statement of cash flows. The primary purpose of ASU 2016-15 is to reduce the diversity in practice that has resulted from the lack of consistent principles, specifically clarifying the guidance on eight cash flow issues. The adoption did not and is not expected to have a material impact on our consolidated financial statements.

Revenue from Contracts with Customers. In January 2018, the Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective method, which applies to all contracts that are written, oral or implied by customary business practices. The comparative information as of and for the three months ended March 31, 2017 has not been restated and continues to be reported under the accounting standards in effect for that period. The adoption of ASC 606 has not and is not expected to have an aggregate material impact on operating income, net income, or cash flows on an ongoing basis.

New Accounting Pronouncements to be Implemented in 2019 Leases. In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842),” (“ASU 2016-02”), which replaces the existing guidance in ASC 840, Leases. ASU 2016-02 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. ASU 2016-02 requires a dual approach for lessee accounting under which a lessee would account for leases as finance leases or operating leases. Both finance leases and operating leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability. The Company is currently assessing the impact that adoption of this guidance will have on its consolidated financial statements and footnote disclosures.

Management believes that there are no other recently-issued accounting standards not yet effective that are currently likely to have a material impact on our financial statements.